UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                            (Address of principal executive offices)                   (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end: 1/31

Date of reporting period:   4/30/2011

Item 1. Schedule of Investments.

Golub Group Equity Fund
Schedule of Investments
April 30, 2011
(Unaudited)

Common Stocks - 94.58%	Shares	Value

Aircraft Engines & Engine Parts - 3.04%
United Technologies Corp.	7,400	$662,892

Beverages - 4.50%
Diageo plc (b)	4,025	327,514
PepsiCo, Inc.	9,500	654,455
		981,969

Biological Products (No Diagnostic Substances) - 1.95%
Amgen, Inc. (a)	7,500	426,375

Brewery - 2.09%
Anheuser-Busch InBev NV (b)	7,150	457,385

Computer & Office Equipment - 3.78%
Hewlett-Packard Co.	20,425	824,557

Computer Communications Equipment - 4.02%
Cisco Systems, Inc.	50,025	878,439

Construction Machinery & Equipment - 1.61%
Caterpillar, Inc.	3,050	352,001

Crude Petroleum & Natural Gas - 1.55%
Range Resources Corp.	6,000	338,700

Electromedical & Electrotherapeutic Apparatus - 3.52%
Medtronic, Inc.	18,425	769,244

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.88%
General Electric Co.	41,400	846,630

Fire, Marine & Casualty Insurance - 3.42%
Berkshire Hathaway, Inc. - Class B (a)	8,950	745,535

Food & Kindred Products - 1.58%
Kraft Foods, Inc. - Class A	10,275	345,035

Investment Advice - 2.97%
Franklin Resources, Inc.	5,025	648,828

Medical - Generic Drugs - 3.38%
Teva Pharmaceutical Industries, Ltd. (b)	16,150	738,539

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
April 30, 2011
(Unaudited)

Common Stocks - 94.58% - continued	Shares	Value

Petroleum Refining - 9.92%
Chevron Corp.	6,400	$700,416
ConocoPhillips	8,675	684,718
Exxon Mobil Corp.	8,875	781,000
		2,166,134

Pharmaceutical Preparations - 3.71%
Johnson & Johnson	12,325	809,999

Retail - Discount - 2.89%
Wal-Mart Stores, Inc.	11,475	630,896

Retail - Drug Stores & Proprietary Stores - 2.91%
Walgreen Co.	14,850	634,392

Retail - Lumber & Other Building Materials Dealers - 6.19%
Home Depot, Inc./The	16,800	623,952
Lowe's Companies, Inc.	27,725	727,781
		1,351,733

Semiconductors & Related Devices - 3.34%
Intel Corp.	31,400	728,166

Services - Computer Processing & Data Preparation - 3.19%
Fiserv, Inc. (a)	11,375	697,401

Services - Engineering, Accounting, Research, Management - 2.92%
Paychex, Inc.	19,500	637,845

Services - Prepackaged Software - 3.96%
Microsoft Corp.	33,200	863,864

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.00%
Procter & Gamble Co./The	6,725	436,452

Super-Regional Banks-US - 6.46%
U.S. Bancorp	25,400	655,828
Wells Fargo & Co.	25,900	753,949
		1,409,777

Telephone Communications (No Radio Telephone) - 2.83%
China Mobile Ltd. (b)	13,425	618,758

Trucking & Courier Services (No Air) - 2.97%
United Parcel Service, Inc. - Class B	8,648	648,341

TOTAL COMMON STOCKS (Cost $17,777,464)		20,649,887

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
April 30, 2011
(Unaudited)

	Shares	Value
Money Market Securities - 5.31%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.23% (c)	1,160,227	$1,160,227

TOTAL MONEY MARKET SECURITIES (Cost $1,160,227)		1,160,227

TOTAL INVESTMENTS (Cost $18,937,691) - 99.89%		$21,810,114

Other assets in excess of liabilities - 0.11%		23,141

TOTAL NET ASSETS - 100.00%		$21,833,255

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at April 30, 2011.

Tax Related
Unrealized appreciation		3,113,138
Unrealized depreciation		(240,715)
Net unrealized appreciation		$2,872,423

Aggregate cost of securities for income tax purposes		$18,937,691

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Related Notes to the Schedule of Investments
April 30, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund
Related Notes to the Schedule of Investments – continued
April 30, 2011
 (Unaudited)

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$20,649,887	$-	$-	$20,649,887

Money Market Securities	1,160,227	-	-	1,160,227

Total	$21,810,114	$-	$-	$21,810,114

*Refer to the Schedule of Investments for industry classifications.

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of June 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust_______________

By
  /s/ R. Jeffrey Young
  R. Jeffrey Young, President and Principal Executive Officer

Date    6/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ R. Jeffrey Young
                   R. Jeffrey Young, President and Principal Executive Officer

Date           6/28/2011_

By
/s/ William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date           6/27/2011